SUBSEQUENT EVENT - (Details)	Jan. 11, 2023 shares
Subsequent Event | 2023 Share Incentive Plan
Subsequent Event [Line Items]
Maximum aggregate number of Class A ordinary shares available for grant as awards	10,322,520